                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 21132
                                                     ----------

                              Investment Portfolio
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

MORTGAGE PASS-THROUGHS -- 56.4%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
FHLMC:
   8.00%, with various maturities to 2025                      $         3,315   $     3,468,577
   9.25%, with maturity at 2017                                            697           747,061
------------------------------------------------------------------------------------------------
                                                                                 $     4,215,638
------------------------------------------------------------------------------------------------
FNMA:
   9.50%, with maturity at 2022                                $         2,481   $     2,815,666
------------------------------------------------------------------------------------------------
                                                                                 $     2,815,666
------------------------------------------------------------------------------------------------
GNMA:
   11.00%, with maturity at 2016                               $           251   $       291,460
------------------------------------------------------------------------------------------------
                                                                                 $       291,460
------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   FHLMC, Series 1543, Class VN,
     7.00%, due 2023                                           $         2,150   $     2,348,284
   FHLMC, Series 1577, Class PH,
     6.30%, due 2023                                                     2,322         2,403,974
   FHLMC, Series 1666, Class H,
     6.25%, due 2023                                                     2,317         2,409,831
   FHLMC, Series 1694, Class PQ,
     6.50%, due 2023                                                     1,095         1,142,050
   FHLMC, Series 2791, Class FI,
     2.22%, due 2031(1)                                                  2,906         2,914,463
   FNMA, Series 1993-140, Class J,
     6.65%, due 2013                                                     2,000         2,124,738
   FNMA, Series 1993-250, Class Z,
     7.00%, due 2023                                                     1,962         2,085,721
   FNMA, Series G97-4, Class FA,
     2.706%, due 2027(1)                                                   891           902,023
   GNMA, Series 2002-5, Class FP,
     2.44%, due 2032(1)                                                  9,187         9,260,194
------------------------------------------------------------------------------------------------
                                                                                 $    25,591,278
------------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $33,097,039)                                                 $    32,914,042
------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 5.7%

SECURITY                                                                SHARES   VALUE
------------------------------------------------------------------------------------------------
Cohen & Steers Advantage Income Realty Fund, Inc., 1.90%(2)                 92   $     2,300,000
John Hancock Preferred Income Fund III, 1.88%(2)                            40         1,000,000
------------------------------------------------------------------------------------------------
                                                                                 $     3,300,000
------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,300,000)                                                  $     3,300,000
------------------------------------------------------------------------------------------------

COMMERCIAL PAPER --  28.4%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.77%, 11/9/04                 $         2,050   $     2,049,194
Golden Funding Ltd., 1.85%, 11/8/04                                      2,900         2,898,957
Manhattan Asset Funding, 1.81%, 11/2/04                                  2,900         2,899,854
Giro Balanced Funding Corp., 1.79%, 11/8/04                              2,900         2,898,991
Hilton Managers Acceptance Corp., 1.83%, 11/9/04                         2,900         2,898,821
Jefferson Smurfit Corp., 1.88%, 11/10/04                                 2,900         2,898,637
------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $16,544,454)                                              $    16,544,454
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.4%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                                 $           250   $       250,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $250,000)                                                 $       250,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 90.9%
   (IDENTIFIED COST $53,191,493)                                                 $    53,008,496
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.1%                                           $     5,336,065
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $    58,344,561
------------------------------------------------------------------------------------------------

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

(1)  Floating-rate secuirty

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3) Represents preferred shares of a closed-end management investment company. Rate changes or resets every seven days.

                        See notes to financial statements

INVESTMENT PORTFOLIO as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $53,191,493)             $   53,008,496
Cash                                                                      1,918
Receivable for investments sold                                       5,226,816
Interest and dividends receivable                                       131,900
-------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   58,369,130
-------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                          $          468
Accrued expenses                                                         24,101
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       24,569
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $   58,344,561
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $   58,527,558
Net unrealized depreciation (computed on the basis of
   identified cost)                                                    (182,997)
-------------------------------------------------------------------------------
TOTAL                                                            $   58,344,561
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                          PERIOD ENDED           YEAR ENDED
                                                          OCTOBER 31, 2004(1)    DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                  $         1,143,784    $         1,102,022
Dividends                                                              13,450                     --
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $         1,157,234    $         1,102,022
----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $           271,323    $           363,794
Trustees' fees and expenses                                             4,732                  4,388
Custodian fee                                                          44,170                 46,016
Legal and accounting services                                          16,259                 15,489
Miscellaneous                                                           1,483                    503
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $           337,967    $           430,190
----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                             $               384    $                --
----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                  $               384    $                --
----------------------------------------------------------------------------------------------------

NET EXPENSES                                              $           337,583    $           430,190
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $           819,651    $           671,832
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $           (70,967)   $           (26,460)
----------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                         $           (70,967)   $           (26,460)
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $           (45,773)   $          (137,263)
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION)                               $           (45,773)   $          (137,263)
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                          $          (116,740)   $          (163,723)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $           702,911    $           508,109
----------------------------------------------------------------------------------------------------

(1)  For the ten months ended October 31, 2004.

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PERIOD ENDED           YEAR ENDED             YEAR ENDED
                                                          OCTOBER 31, 2004(1)    DECEMBER 31, 2003      DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                  $           819,651    $           671,832    $            24,185
   Net realized loss from investment transactions                     (70,967)               (26,460)                  (250)
   Net change in unrealized appreciation (depreciation)
     from investments                                                 (45,773)              (137,263)                    39
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $           702,911    $           508,109    $            23,974
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $        75,179,725    $       244,906,169    $        63,031,410
   Withdrawals                                                    (89,695,225)          (198,315,283)           (38,097,239)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                            $       (14,515,500)   $        46,590,886    $        24,934,171
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     $       (13,812,589)   $        47,098,995    $        24,958,145
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $        72,157,150    $        25,058,155    $           100,010
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $        58,344,561    $        72,157,150    $        25,058,155
---------------------------------------------------------------------------------------------------------------------------

(1)  For the ten months ended October 31, 2004.

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED DECEMBER 31,
                                                          PERIOD ENDED              -----------------------------
                                                          OCTOBER 31,2004(1)            2003       2002(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                          0.62%(3)         0.59%         0.50%(3)
   Net expenses after custodian fee reduction                            0.62%(3)         0.59%         0.50%(3)
   Net investment income                                                 1.51%(3)         0.92%         0.84%(3)
Portfolio Turnover                                                         92%              43%            0%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             1.12%            0.74%         0.23%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $            58,345       $   72,157    $   25,058
-----------------------------------------------------------------------------------------------------------------

+  The operating expenses of the Portolio reflect an
   allocation of expenses to the Investment Adviser
   Had such action not been taken, the ratios would
   have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                                             1.07%(3)
   Expenses after custodian fee reduction                                                               1.07%(3)
   Net investment income                                                                                0.27%(3)
-----------------------------------------------------------------------------------------------------------------

(1)  For the ten-month period ended October 31, 2004.

(2) For the period from the start of business, September 30, 2002, to December 31, 2002.

(3)  Annualized.

                        See notes to financial statements

INVESTMENT PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002. The Portfolio seeks total return by investing in a broad range of fixed income securities, including U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Low Duration Fund held an approximate 99.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003, $384 and $303 in credit balances, respectively, were used to reduce the Portfolio's custodian fee.

G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003, the fee was equivalent to 0.50% (annualized) of the Portfolio's average net assets for such periods and amounted to $271,323 and $363,794, respectively. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the period from January 1, 2004 to October 31, 2004, the Portfolio engaged in sale transactions with other Portfolios that also utilize BMR as an investment adviser. The sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $10,484,457.

3  INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities in Investment Portfolio, aggregated $49,324,740 and $21,820,277, respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $   53,191,493
--------------------------------------------------------
Gross unrealized appreciation             $       46,885
Gross unrealized depreciation                   (229,882)
--------------------------------------------------------

NET UNREALIZED DEPRECIATION               $     (182,997)
--------------------------------------------------------

5  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003.

6  FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2004, there were no outstanding obligations under these financial instruments.

7  FISCAL YEAR END CHANGE

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

INVESTMENT PORTFOLIO as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF INVESTMENT PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Portfolio (the "Portfolio") at October 31, 2004, and the results of its operations, the changes in its net assets, and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 30, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and the fiscal period ended October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods (On October 18, 2004, the registrant changed its fiscal year end from December 31 to October 31).

FISCAL YEARS ENDED             12/31/03         10/31/04
----------------------------------------------------------
Audit Fees                   $    10,700       $    10,950

Audit-Related Fees(1)        $         0       $         0

Tax Fees(2)                  $     4,900       $     5,025

All Other Fees(3)            $         0       $         0
                             -----------------------------

Total                        $    15,600       $    15,975
                             =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal year ended December 31, 2003 and the fiscal periods ended October 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED            12/31/03          10/31/04
----------------------------------------------------------
Registrant                   $     4,900       $     5,025

Eaton Vance (1)              $         0       $    84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable

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assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTMENT PORTFOLIO


By:    /s/ Mark S. Venezia
       -----------------------------------------------------
       Mark S. Venezia
       President


Date:  December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       -----------------------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 21, 2004


By:     /s/ Mark S. Venezia
       -----------------------------------------------------
       Mark S. Venezia
       President


Date:  December 21, 2004